Derivative Instruments - Additional Information (Detail) $ in Millions	Mar. 31, 2016 USD ($) agreement	Feb. 29, 2016 USD ($) agreement
Interest rate swap
Derivative [Line Items]
Number of interest rate derivatives held		9
Interest Rate Swap, October 2016 Through December 2020
Derivative [Line Items]
Number of interest rate derivatives held		4
Notional amount | $		$ 50.0
Interest rate swaps fixed rate		1.462%
Interest Rate Swap, Q1 2016 Through January 2021
Derivative [Line Items]
Number of interest rate derivatives held	5
Interest Rate Swap, Q1 2016 Through January 2021, $75 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held	1
Notional amount | $	$ 75.0
Interest rate swaps fixed rate	1.549%
Interest Rate Swap, Q1 2016 Through January 2021, $50 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held	1
Notional amount | $	$ 50.0
Interest rate swaps fixed rate	1.155%
Interest Rate Swap, Q1 2016 Through January 2021, $25 Million Notional Amount
Derivative [Line Items]
Number of interest rate derivatives held	3
Notional amount | $	$ 25.0
Interest rate swaps fixed rate	1.549%